Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2021 € in Millions, ₩ in Millions, $ in Millions	KRW (₩)	USD ($)	EUR (€)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 3,148,093	$ 320,352	€ 7,700
Used amount	347,576	69,829	7,700
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,452,000
Used amount	4,500
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	2,467
Insurance for Economic Cooperation project [Member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	3,240
Used amount	1,732
Collateralised loans on electronic receivable-trade [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	430,104
Used amount	26,585
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	698
Loans for working capital [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	231,049
Used amount	141,137
Loans for working capital [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		39,298
Used amount | $		39,298
Loans for working capital [member] | Woori Bank and others [Member]
Disclosure of detailed information about borrowings [line items]
Limit | €			7,700
Used amount | €			€ 7,700
Facility loans [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		212,000
Used amount | $		9,771
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	844,000
Used amount	162,414
Derivatives transaction limit [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit	100,000
Used amount	₩ 8,043
Derivatives transaction limit [member] | Woori Bank and others [Member]
Disclosure of detailed information about borrowings [line items]
Limit | $		69,054
Used amount | $		$ 20,760